Financial instruments - Disclosure of net US dollar exposure (Details)	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Assets	$ 5,617,148		$ 11,758,832
Liabilities	$ (4,248,861)		$ (7,823,212)
Net assets in US subsidiary [Member]
Disclosure of detailed information about financial instruments [line items]
Net U.S. dollar exposure		$ 0
US denominated [Member]
Disclosure of detailed information about financial instruments [line items]
Assets		156,286
Liabilities		(324,094)
Net U.S. dollar exposure		(167,808)
Impact to profit or loss if 5% movement in the US dollar		$ (8,390)